UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4103

Seligman High Income Fund Series
 (Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/09

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

High-Yield Fund*

* The Fund is expected to merge into RiverSource High Yield Bond Fund in the third quarter of 2009.

Mid-Year Report

June 30, 2009

Seeking a High Level of

Current Income and the

Potential for Capital

Appreciation by Investing

in a Diversified Portfolio

of High-Yield Securities

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman High-Yield Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class R2 and R5 shares) as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% CDSC, charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares do not have sales charges, and returns are calculated accordingly. Effective June 13, 2009, there is no longer a 1% CDSC for Class R2 shares.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

2

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2009

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class R2 Since Inception 4/30/03		Class R5 Since Inception 11/30/01

Class A

With Sales Charge	18.53%	(16.67)%	(0.57)%	(1.72)%	n/a		n/a

Without Sales Charge	24.64	(12.39)	0.41	(1.24)	n/a		n/a

Class B

With CDSC†	19.16	(17.00)	(0.61)	n/a	n/a		n/a

Without CDSC	24.16	(13.09)	(0.34)	(1.86)††	n/a		n/a

Class C

With 1% CDSC	23.69	(13.81)	n/a	n/a	n/a		n/a

Without CDSC	24.69	(13.03)	(0.33)	(1.99)	n/a		n/a

Class R2 (formerly Class R)	24.52	(12.90)	0.16	n/a	1.73%		n/a

Class R5 (formerly Class I)	24.83	(12.37)	0.81	n/a	n/a		2.39%

Benchmarks**

JP Morgan Global High Yield Index	29.91	(3.90)	4.15	4.99	5.94	#	0.49	##

Lipper High Current Yield Funds Average	22.49	(7.64)	2.42	2.99	4.09	#	4.49	##

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$2.28	$1.94	$2.92

Class B	2.28	1.94	2.92

Class C	2.29	1.94	2.93

Class R2	2.28	1.94	2.93

Class R5	2.28	1.94	2.93

Dividend Per Share and Yield Information

For Periods Ended June 30, 2009

DividendØ	SEC 30-Day YieldØØ

$0.1251	8.71%

0.1171	8.37

0.1171	8.38

0.1233	8.93

0.1287	10.12

See footnotes on page 4.

3

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**

The JPMorgan Global High Yield Index (“JP Morgan Index”) and the Lipper High Current Yield Funds Average (“Lipper Average”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average excludes the effect of fees, taxes and sales charges. The JP Morgan Index also excludes the effect of expenses. The JP Morgan Index is used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The Lipper Average is an average of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt instruments. Investors cannot invest directly in an average or an index.

Ø	Represents per share amount paid or declared for the six months ended June 30, 2009.
ØØ	Current yield, representing the annualized yield for the 30-day period ended June 30, 2009, has been computed in accordance with SEC regulations and will vary.
†	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
††	Ten-year return of Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
#	From May 1, 2003.
##	From December 1, 2001.

4

Performance and Portfolio Overview

Largest Industries
June 30, 2009

 Percent of
Net Assets

Largest Portfolio Changes
January 1 to June 30, 2009

Largest Purchases	Largest Sales

Texas Competitive Electric Holdings 10.25%, 11/1/2015*	Lamar Media 6.625%, 8/15/2015**

CC Holdings GS V LLC/Crown Castle GS III 7.75%, 5/1/2017*	AES 9.375%, 9/15/2010**

Level 3 Financing 8.75%, 2/15/2017*	Felcor Lodging 9%, 6/1/2011**

Lamar Media 9.75%, 4/1/2014*	Cott Beverages USA 8%, 12/15/2011**

Terex 10.875%, 6/1/2016*	Allegheny Energy Supply 7.8%, 3/15/2011**

Range Resources 8%, 5/15/2019*	Level 3 Financing 12.25%, 3/15/2013**

WMG Acquisition 9.5%, 6/15/2016*	Owens-Brockway Glass Container 8.25%, 5/15/2013**

Williams Partners 7.25%, 2/1/2017*	Flextronics International 6.25%, 11/15/2014**

United Rentals North America 10.875%, 6/15/2016*	Communications & Power Industries 8%, 2/1/2012**

Cricket Communications 7.75%, 5/15/2016*	El Paso 7%, 6/15/2017**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

5

Performance and Portfolio Overview

Top Ten Companies†
June 30, 2009

Security	Value	Percent of Net Assets

HCA	$5,139,180	3.2

Qwest	3,785,875	2.3

Charter Communications	3,083,150	1.9

L-3 Communications	2,787,525	1.7

Windstream	2,722,763	1.7

NRG Energy	2,713,600	1.7

Select Medical	2,603,375	1.6

Georgia-Pacific	2,521,500	1.6

Forest Oil	2,482,663	1.5

CSC Holdings	2,429,534	1.5

The amounts shown for the top ten companies represent the aggregate value of the Fund’s investments in securities issued by the companies or their affiliates.

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

Ratings§	Duration*

June 30, 2009	June 30, 2009	4.0 years

Moody’s

Baa	3.3%

Ba	34.1

B	40.2

Caa	17.5

Below Caa	1.4

Non-rated	3.5

†	Excludes short-term holdings.
§	Credit ratings are those issued by Moody’s Investors Services, Inc. Percentages are based on the market values of long-term corporate bond holdings.
*

Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time.

6

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees (as applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2009 and held for the entire six-month period ended June 30, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 1/1/09	Annualized Expense Ratio*	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 to 6/30/09**	Ending Account Value 6/30/09	Expenses Paid During Period 1/1/09 to 6/30/09**

Class A	$1,000.00	1.73%	$1,246.40	$9.64	$1,016.22	$8.65

Class B	1,000.00	2.49	1,241.60	13.84	1,012.45	12.42

Class C	1,000.00	2.48	1,246.90	13.82	1,012.50	12.37

Class R2	1,000.00	1.98	1,245.20	11.02	1,014.98	9.89

Class R5	1,000.00	1.30	1,248.30	7.25	1,018.35	6.51

*

Expenses of Class B, Class C, Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges. Certain one-time non-recurring charges (see Note 4c of the Financial Statements) are not annualized.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2009 to June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

7

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value
Corporate Bonds 92.7%

Aerospace and Defense 1.7%

L-3 Communications:

7.625%, 6/15/2012	$1,010,000	$1,012,525

5.875%, 1/15/2015	2,000,000	1,775,000

		2,787,525

Building Materials 0.8%

Gibraltar Industries 8%, 12/1/2015	1,815,000	1,361,250

Chemicals 5.8%

Ashland 9.125%, 6/1/2017	445,000	462,800

Chemtura 6.875%, 6/1/2016††	2,789,000	2,022,025

Compass Minerals International 8%, 6/1/2019*	335,000	333,325

Dow Chemical 8.55%, 5/15/2019	1,200,000	1,202,136

Invista 9.25%, 5/1/2012*	2,490,000	2,346,825

MacDermid 9.5%, 4/15/2017	1,210,000	883,300

Momentive Performance Materials 10.125%, 12/1/2014	129	49

Nalco:

8.875%, 11/15/2013	780,000	795,600

8.25%, 5/15/2017*	410,000	412,050

Nova Chemicals 4.538%, 11/15/2013#	1,092,000	903,630

		9,361,740

Construction Machinery 2.4%

RSC Equipment Rental 10%, 7/15/2017*	465,000	452,538

Terex:

10.875%, 6/1/2016	1,375,000	1,375,000

8%, 11/15/2017	995,000	764,906

United Rentals North America 10.875%, 6/15/2016*	1,260,000	1,209,600

		3,802,044

Consumer Cyclical Services 0.5%

West 11%, 10/15/2016	1,041,000	869,235

Consumer Products 2.6%

American Achievement 8.25%, 4/1/2012*	1,115,000	1,042,525

Jarden:

8%, 5/1/2016	710,000	678,050

7.5%, 5/1/2017	545,000	476,875

Sealy Mattress 10.875%, 4/15/2016*	350,000	366,625

Visant 0% (10.25%†), 12/1/2013	1,675,000	1,662,438

		4,226,513

See footnotes on page 14.

8

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value

Electric 5.4%

CMS Energy:

6.55%, 7/17/2017	$850,000	$765,356

8.75%, 6/15/2019	205,000	206,025

Dynergy 8.75%, 2/15/2012	1,246,000	1,055,985

Edison Mission Energy:

7.75%, 6/15/2016	255,000	207,825

7%, 5/15/2017	1,705,000	1,308,588

Nisource Finance:

6.8%, 1/15/2019	740,000	693,449

5.45%, 9/15/2020	240,000	201,860

NRG Energy:

7.375%, 2/1/2016	2,300,000	2,176,375

7.375%, 1/15/2017	570,000	537,225

Texas Competitive Electric Holdings 10.25%, 11/1/2015	2,575,000	1,602,938

		8,755,626

Entertainment 2.2%

AMC Entertainment:

11%, 2/1/2016	907,000	877,523

8.75%, 6/1/2019*	513,000	482,220

Cinemark USA 8.625%, 6/15/2019	227,000	224,162

Speedway Motorsports 8.75%, 6/1/2016*	655,000	663,187

WMG Acquisition 9.5%, 6/15/2016*	1,376,000	1,376,000

		3,623,092

Environmental 0.9%

Browning-Ferris Industries 7.4%, 9/15/2035	1,500,000	1,404,608

Food and Beverage 1.7%

ASG Consolidated/ASG Finance 11.5%, 11/1/2011	1,446,000	1,323,090

Pinnacle Foods Finance 9.25%, 4/1/2015	1,515,000	1,371,075

		2,694,165

Gaming 4.9%

Ameristar Casinos 9.25%, 6/1/2014*	395,000	402,900

Boyd Gaming 7.125%, 2/1/2016	1,885,000	1,397,256

FireKeepers Development Authority 13.875%, 5/1/2015*	1,000,000	922,500

Indianapolis Downs LLC & Capital 11%, 11/1/2012*	1,204,000	933,100

MGM Mirage 11.125%, 11/15/2017*	430,000	455,800

Pokagon Gaming Authority 10.375%, 6/15/2014*	1,335,000	1,308,300

Seneca Gaming 7.25%, 5/1/2012	955,000	826,075

Shingle Springs Tribal Gaming Authority 9.375%, 6/15/2015*	2,700,000	1,620,000

		7,865,931

Gas Distributors 0.8%

Southwestern Energy 7.5%, 2/1/2018*	1,260,000	1,209,600

See footnotes on page 14.

9

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value

Gas Pipelines 1.7%

El Paso:

12%, 12/12/2013	$400,000	$440,000

6.875%, 6/15/2014	130,000	121,322

8.25% 2/15/2016	490,000	476,525

Williams Companies 8.75%, 1/15/2020	415,000	432,637

Williams Partners 7.25%, 2/1/2017	1,455,000	1,327,688

		2,798,172

Health Care 10.8%

Apria Healthcare Group 11.25%, 11/1/2014*	795,000	767,175

Biomet 10.375%, 10/15/2017	558,000	539,865

CHS Community Health System 8.875%, 7/15/2015	1,133,000	1,110,340

DaVita:

6.625%, 3/15/2013	790,000	744,575

7.25%, 3/15/2015	1,500,000	1,410,000

HCA:

9.125%, 11/15/2014*	500,000	495,000

6.5%, 2/15/2016	2,000,000	1,615,000

9.625%,11/15/2016	1,772,000	1,754,280

9.875%, 2/15/2017	190,000	191,900

7.5%, 11/6/2033	1,900,000	1,083,000

IASIS Healthcare/IASIS Capital 8.75%, 6/15/2014	1,800,000	1,764,000

Omnicare:

6.75%, 12/15/2013	135,000	121,500

6.875%, 12/15/2015	2,130,000	1,922,325

Select Medical:

7.625%, 2/1/2015	670,000	544,375

7.654%, 9/15/2015#	2,900,000	2,059,000

Tenet Healthcare 8.875%, 7/1/2019*	415,000	416,038

Vanguard Health Holding 9%, 10/1/2014	1,000,000	957,500

		17,495,873

Health Care Insurance 0.8%

Coventry Health Care:

6.3%, 8/15/2014	380,000	335,122

5.95%, 3/15/2017	1,140,000	893,745

		1,228,867

Home Construction 0.7%

K Hovnanian Enterprises 11.5%, 5/1/2013	1,245,000	1,076,925

See footnotes on page 14.

10

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value

Independent Energy 9.9%

Berry Petroleum 10.25%, 6/1/2014	$505,000	$510,050

Chesapeake Energy 7.625%, 7/15/2013	2,465,000	2,070,600

Connacher Oil and Gas:

11.75%, 7/15/2014*	355,000	341,688

10.25%, 12/15/2015*	450,000	272,250

Denbury Resources:

7.5%, 4/1/2013	118,000	112,690

7.5%, 12/15/2015	42,000	39,900

9.75%, 3/1/2016	610,000	626,775

EXCO Resources 7.25%, 1/15/2011	1,300,000	1,261,000

Forest Oil:

8.5%, 2/15/2014	705,000	692,662

7.25%, 6/15/2019	2,000,000	1,790,000

Hilcorp Energy I LP/Hilcorp Finance 7.75%, 11/1/2015*	1,560,000	1,318,200

PetroHawk Energy:

9.125%, 7/15/2013	300,000	298,500

10.5%, 8/1/2014*	770,000	787,325

7.875%, 6/1/2015	365,000	337,625

Quicksilver Resources:

11.75%, 1/1/2016	355,000	367,425

7.125%, 4/1/2016	1,700,000	1,326,000

Range Resources:

7.25%, 5/1/2018	1,000,000	935,000

8%, 5/15/2019	1,390,000	1,367,413

SandRidge Energy 8.625%, 4/1/2015##	1,625,000	1,458,437

		15,913,540

Lodging 1.3%

Starwood Hotels & Resorts Worldwide 7.875%, 10/15/2014	925,000	869,500

Wyndham Worldwide 9.875%, 5/1/2014	1,250,000	1,245,843

		2,115,343

Media 0.4%

Interpublic Group 10%, 7/15/2017*	670,000	680,050

Media Cable 4.6%

Charter Communications Operating Capital 8.375%, 4/30/2014*	3,220,000	3,083,150

CSC Holdings:

8.5%, 4/15/2014	1,189,000	1,178,596

8.5%, 6/15/2015*	1,100,000	1,080,750

8.625%, 2/15/2019	175,000	170,188

Mediacom Broadband 8.5%, 10/15/2015	1,400,000	1,260,000

Videotron 9.125%, 4/15/2018	210,000	213,413

Virgin Media Finance 8.75%, 4/15/2014	535,000	521,625

		7,507,722

See footnotes on page 14.

11

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value

Media Non-Cable 7.5%

DirecTV Holdings/DirecTV Financing 6.375%, 6/15/2015	$1,975,000	$1,826,875

RR Donnelley 6.125%, 1/15/2017	325,000	285,873

Echostar 6.625%, 10/1/2014	2,550,000	2,352,375

Intelsat Jackson Holdings 11.25%, 6/15/2016	895,000	912,900

Intelsat Subsidiary Holding 8.875%, 1/15/2015	850,000	826,149

Lamar Media 9.75%, 4/1/2014*	1,540,000	1,591,975

Liberty Media 5.7%, 5/15/2013	2,647,000	2,289,655

Nielsen Finance 10%, 8/1/2014	1,335,000	1,263,244

Quebecor Media 7.75%, 3/15/2016	910,000	824,687

		12,173,733

Metals 2.3%

Freeport-McMoRan Copper & Gold 8.375%, 4/1/2017	1,580,000	1,591,850

Noranda Aluminium Acquisition 6.595%, 5/15/2015#	3,799,597	2,094,528

		3,686,378

Non Captive Diversified 1.7%

Ford Motor Credit 10.25%, 9/15/2010	1,500,000	1,436,844

GMAC 6.75%, 12/1/2014	1,615,000	1,267,775

		2,704,619

Oil Field Services 0.3%

Helix Energy Solutions 9.5%, 1/15/2016*	550,000	501,875

Other Financial Institutions 0.9%

Cardtronics 9.25%, 8/15/2013	1,675,000	1,499,125

Packaging 1.5%

Crown Americas Capital 7.625%, 5/15/2017*	545,000	525,925

Owens-Brockway Glass Container 7.375%, 5/15/2016*	775,000	751,750

Silgan Holdings 7.25%, 8/15/2016*	940,000	902,400

Solo Cup 10.5%, 11/1/2013*	175,000	175,438

		2,355,513

Paper 3.3%

Boise Cascade 7.125%, 10/15/2014	255,000	134,512

Cascades 7.25%, 2/15/2013	500,000	436,250

Georgia-Pacific:

8.25%, 5/1/2016*	490,000	475,300

7.125%, 1/15/2017#	340,000	316,200

8.875%, 5/15/2031	2,000,000	1,730,000

Newpage 10%, 5/1/2012	2,280,000	1,094,400

Norampac Industries 6.75%, 6/1/2013	95,000	81,225

Smurfit-Stone Container 8%, 3/15/2017††	1,000,000	370,000

Verso Paper Holdings 11.5%, 7/1/2014*	745,000	677,950

		5,315,837

See footnotes on page 14.

12

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount	Value

Pharmaceuticals 0.8%

Valeant Pharmaceuticals International 8.375%, 6/15/2016*	$345,000	$342,412

Warner Chilcott 8.75%, 2/1/2015	1,000,000	995,000

		1,337,412

Retail 0.1%

Rite Aid 9.75%, 6/12/2016*	185,000	185,000

Technology 1.2%

SS&C Technologies 11.75%, 12/1/2013	1,070,000	1,048,600

Sungard Data System 9.125%, 8/15/2013	1,000,000	945,000

		1,993,600

Transportation Services 1.5%

Erac USA Finance 6.375%, 10/15/2017*	835,000	753,927

Hertz 8.875%, 1/1/2014	1,775,000	1,633,000

		2,386,927

Wireless 4.9%

CC Holdings GS V LLC/Crown Castle GS III 7.75%, 5/1/2017*	1,745,000	1,701,375

Cricket Communications:

9.375%, 11/1/2014	20,000	19,700

10%, 7/15/2015*	800,000	794,000

7.75%, 5/15/2016*	1,265,000	1,217,562

MetroPCS Wireless:

9.25%, 11/1/2014	1,282,000	1,273,987

9.25%, 11/1/2014*	295,000	292,050

Nextel Communications 7.375%, 8/1/2015	1,670,000	1,331,825

Sprint Capital:

7.625%, 1/30/2011	611,000	604,126

8.375%, 3/15/2012	610,000	600,850

		7,835,475

Wirelines 6.7%

Citizens Communications 6.625%, 3/15/2015	650,000	572,000

Frontier Communications:

8.25%, 5/1/2014	330,000	311,850

7.125%, 3/15/2019	900,000	767,250

Level 3 Financing 8.75%, 2/15/2017	2,050,000	1,558,000

Qwest:

7.875%, 9/1/2011	840,000	840,000

7.625%, 6/15/2015	2,000,000	1,880,000

8.375%, 5/1/2016*	375,000	361,875

6.5%, 6/1/2017	800,000	704,000

See footnotes on page 14.

13

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount or Shares		Value

Wirelines (continued)

Time Warner Telecom Holdings 9.25%, 2/15/2014	$720,000		$714,600

US West Communications 6.875%, 9/15/2033	500,000		365,000

Windstream:

8.625%, 8/1/2016	1,935,000		1,852,762

7%, 3/15/2019	1,000,000		870,000

			10,797,337

Other 0.1%

Chart Industries 9.125%, 10/15/2015	180,000		167,400

Total Corporate Bonds (Cost $143,452,756)			149,718,052

Money Market Fund 1.2%

SSgA U.S. Treasury Money Market Fund

(Cost $2,000,000)	2,000,000	shs.	2,000,000

Total Investments (Cost $145,452,756) 93.9%			151,718,052

Other Assets Less Liabilities 6.1%			9,845,637

Net Assets 100.0%			$161,563,689

*	The security may be offered and sold only to “qualified institutional buyer” under Rule 144A of the Security Act of 1933.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2009.

##	Pay-in-kind bond.

†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

††	Security in default and non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)
June 30, 2009

Assets:

Investments, at value:

Corporate bonds (cost $143,452,756)	$149,718,052

Money market fund (cost $2,000,000)	2,000,000

Total investments (cost $145,452,756)	151,718,052

Cash	3,979,613

Receivable for securities sold	4,664,588

Interest and dividends receivable	3,015,220

Receivable for shares of Beneficial Interest sold	828,177

Other	15,506

Total Assets	164,221,156

Liabilities:

Payable for securities purchased	1,034,719

Payable for shares of Beneficial Interest repurchased	919,926

Dividends payable	289,288

Accrued transfer agency fees	206,788

Management fee payable	89,141

Distribution and service (12b-1) fees payable	64,400

Accrued expenses and other	53,205

Total Liabilities	2,657,467

Net Assets	$161,563,689

Composition of Net Assets:

Shares of Beneficial Interest, at par (unlimited shares authorized; $0.001 par value; 70,727,082 shares outstanding):

Class A	$47,904

Class B	3,361

Class C	17,174

Class R2 (Note 1)	1,911

Class R5 (Note 1)	377

Additional paid-in capital	1,353,917,616

Dividends in excess of net investment income	(1,529,442)

Accumulated net realized loss	(1,197,160,508)

Net unrealized appreciation of investments	6,265,296

Net Assets	$161,563,689

Net Asset Value Per Share:

Class A ($109,301,431 ÷ 47,903,815 shares)	$ 2.28

Class B ($7,675,625 ÷ 3,361,415 shares)	$ 2.28

Class C ($39,360,848 ÷ 17,173,418 shares)	$ 2.29

Class R2 ($4,366,905 ÷ 1,911,600 shares)	$ 2.28

Class R5 ($858,880 ÷ 376,834 shares)	$ 2.28

See Notes to Financial Statements.

15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2009

Investment Income:

Interest	$9,232,105

Dividends	135

Other income	1,080

Total Investment Income	9,233,320

Expenses:

Transfer agency fees (Note 4c)	575,967

Management fee	482,798

Distribution and service (12b-1) fees	342,679

Registration	77,331

Custody and related services	38,284

Shareholder reports and communications	21,980

Auditing and legal fees	8,282

Trustees’ fees and expenses	4,655

Plan administration services fees – Class R2	534

Miscellaneous	5,438

Total Expenses	1,557,948

Net Investment Income	7,675,372

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(8,002,246)

Net change in unrealized depreciation of investments	33,894,532

Net Gain on Investments	25,892,286

Increase in Net Assets from Operations	$33,567,658

See Notes to Financial Statements.

16

Statements of Changes In Net Assets
(unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

Operations:

Net investment income	$7,675,372	$16,106,705

Net realized loss on investments	(8,002,246)	(70,475,177)

Net change in unrealized depreciation of investments	33,894,532	(16,697,310)

Increase (Decrease) in Net Assets from Operations	33,567,658	(71,065,782)

Distributions to Shareholders:

Dividends from net investment income:

Class A	(5,039,320)	(10,333,616)

Class B	(369,023)	(1,121,649)

Class C	(1,761,259)	(2,600,952)

Class D	—	(1,111,332)

Class R2	(203,832)	(348,560)

Class R5	(301,938)	(590,596)

Total	(7,675,372)	(16,106,705)

Dividends in excess of net investment income:

Class A	(693,219)	(2,259,499)

Class B	(50,764)	(245,255)

Class C	(242,282)	(568,712)

Class D	—	(242,998)

Class R2	(28,039)	(76,214)

Class R5	(41,535)	(129,137)

Total	(1,055,839)	(3,521,815)

Decrease in Net Assets from Distributions	(8,731,211)	(19,628,520)

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	17,842,968	15,054,643

Investment of dividends	5,420,928	11,836,659

Exchanged from associated funds	7,821,726	6,671,692

Total	31,085,622	33,562,994

Cost of shares repurchased	(24,635,059)	(56,761,719)

Exchanged into associated funds	(4,139,726)	(8,444,420)

Total	(28,774,785)	(65,206,139)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	2,310,837	(31,643,145)

Increase (Decrease) in Net Assets	27,147,284	(122,337,447)

Net Assets:

Beginning of period	134,416,405	256,753,852

End of Period (net of dividends in excess of net investment income of $1,529,442 and $485,137, respectively)	$161,563,689	$134,416,405

See Notes to Financial Statements.

17

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman High-Yield Fund (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”) which is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company (Note 10). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and are subject to a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans that have at least $2,000,000 in Plan assets may purchase Class A shares at net asset value, but in the event of a plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman or RiverSource mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Trustees of the Series (the “Trustees”) approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class R2 (formerly Class R prior to June 13, 2009) shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis. There is no longer a 1% CDSC for Class R2 shares.

Class R5 (formerly Class I prior to June 13, 2009) shares are offered to certain institutional clients and other investors, as described in the Fund’s Class R5 shares prospectus. Class R5 shares are sold without any sales charges and are not subject to distribution or service fees.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and

18

Notes to Financial Statements (unaudited)

the US Treasury yield curve. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or may be valued at amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 133”),” requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. The Fund has determined that SFAS 161 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

b.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2009, distribution and service (12b-1) fees, transfer agency fees, plan administration services fee and registration expenses were class-specific expenses.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund amortizes discount and premium on portfolio securities for financial reporting purposes.

d.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on ex-dividend dates.

19

Notes to Financial Statements (unaudited)

e.

Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

3.

Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” is as follows:

		Investment

Valuation Inputs		Category	Value

Level 1 –	Quoted Prices in Active Markets for Identical Investments	Money Market Fund	$2,000,000

Level 2 –	Other Significant Observable Inputs	Corporate Bonds	149,718,052

Level 3 –	Significant Unobservable Inputs		—

Total			$151,718,052

4.	Management and Distribution Services, and Other Related Party Transactions

a.

Management and Administrative Services — RiverSource Investments, LLC (“RiverSource” or the “Manager”) receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets and 0.55% per annum of the Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

Under an Administrative Services Agreement, Ameriprise Financial, Inc. (“Ameriprise”), the parent company of the Manager, administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise provides the Fund with office space, and certain administrative and other services and executive and other personnel as are necessary for Fund operations. Ameriprise pays all of the compensation of Trustees of the Fund who are employees or consultants of RiverSource and of the officers and other personnel of the Fund. Ameriprise reserves the right to seek approval of the Trustees to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise anticipates that any such increase in fees would be offset by decreases in advisory fees under the Investment and Management Services Agreement and in certain other Fund expenses. If an increase in fees under the Administrative Services Agreement would not be offset by decreases in advisory fees and other expenses, the Fund will inform shareholders prior to the effectiveness of such increase.

b.

Distribution Services — The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with RiverSource Fund Distributors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2009, fees incurred under the Plan aggregated $116,687 or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, and Class R2 (formerly Class R) shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for

20

Notes to Financial Statements (unaudited)

providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class R2 shares for which the organizations are responsible; and, for Class C and Class R2 shares, fees for providing other distribution assistance of up to 0.75% and 0.25%, respectively, on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares, and 0.50% per annum of average daily net assets of Class R2 shares, amounted to $37,319, $178,862, and $9,811, respectively.

Sales charges received by the Distributor for distributing Fund shares were $60,818 for Class A, $3,738 for Class B and $1,809 for Class C for the six months ended June 30, 2009.

c.

Transfer Agency Services — Under a Transfer Agency Agreement, RiverSource Service Corporation (“RSC”), an affiliate of the Manager, maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays RSC an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. RSC also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Fund also pays RSC an annual asset-based fee at a rate of 0.05% of the Fund’s average daily net assets attributable to Class R2 (formerly Class R) and Class R5 (formerly Class I) shares. RSC charges an annual fee of $5 per inactive account, charged on a pro-rata basis for the 12-month period from the date the account becomes inactive.

RSC also charges an annual plan administration services fee at a rate of 0.25% of the average daily net assets of the Fund’s Class R2 shares for the provision of various administrative, recordkeeping, communications and educational services. For the period from June 15, 2009 to June 30, 2009, the total RSC charges for transfer agency and shareholder services and for plan administration services fees were $26,262 and $534, respectively.

Prior to June 15, 2009, Seligman Data Corp. (“SDC”), owned by certain associated investment companies, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. In January 2009, the Trustees approved the Fund’s termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RSC to provide shareholder servicing and transfer agency services. As a result of the Trustees’ termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC’s sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from January 1, 2009 to June 15, 2009, SDC charged the Fund $322,642 for shareholder account and transfer agency services in accordance with a methodology approved by the Series’ Trustees. Class R5 shares (formerly designated as Class I shares prior to June 13, 2009) received more limited shareholder services than the Fund’s other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to Class R5 and the other classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Seligman funds’ relationship with SDC, the Fund incurred certain non-recurring charges including charges relating to the remaining periods of SDC’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges were incurred over a period from January 28, 2009 to June 12, 2009, and amounted to $227,063, or 0.15% of the Fund’s average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are reported as transfer agency fees on the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $180,526 and is included in accrued transfer agency fees on the Statement of Assets and Liabilities.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of

21

Notes to Financial Statements (unaudited)

a lease entered into by SDC, including the payment of rent by SDC (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Series to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Series’ total potential future obligation under the Guaranty over the life of the Guaranty is $498,900. The Fund would bear a portion of any payments made by the Series under the Guaranty. The Fund’s portion of the net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

d.

Trustees’ Fees and Expenses — Trustees’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Fund’s proportionate share of certain expenses of a company providing limited administrative services to the Fund and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2009, the Fund paid $3,515 to this company for such services.

The Series has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman and RiverSource Groups of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balance thereof at June 30, 2009, of $3,331 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Certain officers and trustees of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RSC, and/or Seligman Data Corp.

5.

Committed Line of Credit — Effective June 17, 2009, the Fund became an additional borrower in a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent”), whereby the Fund may borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other Seligman and RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Until June 17, 2009, the Fund was a participant in a committed line of credit with a syndicate of banks, whereby the Fund was permitted to borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other Seligman funds, severally and not jointly, permitted collective borrowings up to $200 million. Interest was charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.50%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. The Fund had no borrowings during the six months ended June 30, 2009.

6.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2009, amounted to $77,122,859 and $82,374,759, respectively.

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial

22

Notes to Financial Statements (unaudited)

reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2009, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2009, the cost of investments for federal income tax purposes was $146,372,356. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $7,054 and the amortization of premium for financial reporting purposes of $912,546.

At June 30, 2009, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$10,963,103

Gross unrealized depreciation of portfolio securities	(5,617,407)

Net unrealized appreciation of portfolio securities	5,345,696

Capital loss carryforwards	(1,128,589,445)

Undistributed ordinary income	352,353

Current period net realized loss*	(69,545,043)

Total accumulated losses	$(1,192,436,439)

*	Includes post-October losses of $60,572,379 from prior year.

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,128,589,445, which are available for offset against future taxable net capital gains, with $668,622,539 expiring in 2009, $444,283,739 expiring in 2010, $1,544,248 expiring in 2012, and $14,138,919 expiring in 2016. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There can be no assurance that the Fund will be able to utilize all of these capital loss carryforwards before they expire.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred $60,572,379 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these post-October losses and treat them as arising in the fiscal year ending December 31, 2009. These losses will be available to offset future taxable net gains.

For the six months ended June 30, 2009 and the year ended December 31, 2008, all of the distributions to shareholders were from ordinary income.

8.	Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,648,288	$11,706,738	2,598,072	$7,081,664

Investment of dividends	1,571,521	3,317,013	2,614,127	6,962,066

Exchanged from associated funds	2,219,205	4,633,002	1,405,326	3,910,060

Converted from Class B*	1,200,259	2,532,981	2,334,550	6,261,029

Total	10,639,273	22,189,734	8,952,075	24,214,819

Cost of shares repurchased	(4,880,257)	(10,235,469)	(13,178,439)	(35,739,150)

Exchanged into associated funds	(1,653,560)	(3,583,719)	(2,342,718)	(6,569,787)

Total	(6,533,817)	(13,819,188)	(15,521,157)	(42,308,937)

Increase (decrease)	4,105,456	$8,370,546	(6,569,082)	$(18,094,118)

See footnotes on page 25.

23

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended

	June 30, 2009		December 31, 2008†

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	114,503	$249,902	89,318	$259,245

Investment of dividends	127,448	269,586	283,116	765,070

Exchanged from associated funds	990,345	2,080,803	367,731	1,024,093

Total	1,232,296	2,600,291	740,165	2,048,408

Cost of shares repurchased	(346,916)	(728,190)	(1,586,525)	(4,308,046)

Exchanged into associated funds	(91,334)	(189,311)	(242,065)	(661,063)

Converted to Class A*	(1,198,390)	(2,529,117)	(2,329,669)	(6,250,589)

Total	(1,636,640)	(3,446,618)	(4,158,259)	(11,219,698)

Decrease	(404,344)	$(846,327)	(3,418,094)	$(9,171,290)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,002,712	$2,107,534	853,117	$2,276,708

Investment of dividends	626,270	1,320,728	775,776	1,944,109

Exchanged from associated funds	506,842	1,074,238	247,617	616,429

Converted from Class D**	—	—	13,656,923	42,336,450

Total	2,135,824	4,502,500	15,533,433	47,173,696

Cost of shares repurchased	(1,811,046)	(3,808,127)	(3,711,628)	(9,634,042)

Exchanged into associated funds	(159,675)	(326,560)	(409,708)	(1,057,951)

Total	(1,970,721)	(4,134,687)	(4,121,336)	(10,691,993)

Increase	165,103	$367,813	11,412,097	$36,481,703

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	643,675	$1,972,315

Investment of dividends	—	—	338,561	1,022,653

Exchanged from associated funds	—	—	351,599	1,081,841

Total	—	—	1,333,835	4,076,809

Cost of shares repurchased	—	—	(1,739,790)	(5,284,392)

Exchanged into associated funds	—	—	(48,292)	(146,503)

Converted to Class C**	—	—	(13,656,923)	(42,336,461)

Total	—	—	(15,445,005)	(47,767,356)

Decrease	—	—	(14,111,170)	$(43,690,547)

Class R2	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	444,937	$929,730	872,415	$2,419,705

Investment of dividends	96,667	201,332	161,502	420,521

Exchanged from associated funds	6,598	13,683	15,509	39,269

Total	548,202	1,144,745	1,049,426	2,879,495

Cost of shares repurchased	(514,044)	(1,047,165)	(364,641)	(922,622)

Exchanged into associated funds	(19,095)	(40,136)	(3,885)	(9,116)

Total	(533,139)	(1,087,301)	(368,526)	(931,738)

Increase	15,063	$57,444	680,900	$1,947,757

Class R5	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,383,565	$2,845,200	449,920	$1,034,577

Investment of dividends	149,344	312,269	274,394	722,240

Exchanged from associated funds	8,715	20,000	—	—

Total	1,541,624	3,177,469	724,314	1,756,817

Cost of shares repurchased	(4,032,973)	(8,816,108)	(356,940)	(873,467)

Increase (decrease)	(2,491,349)	$(5,638,639)	367,374	$883,350

See footnotes on page 25.

24

Notes to Financial Statements (unaudited)

9.

Information Regarding Pending and Settled Legal Proceedings — In late 2003, J. & W. Seligman & Co. Incorporated (“JWS”), the Fund’s former manager, conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was Seligman High-Yield Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

†	January 1, 2008 to May 16, 2008, in the case of Class D shares.
*

Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

**	Effective May 16, 2008, Class D shares converted to Class C shares.

25

Notes to Financial Statements (unaudited)

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.	Fund Merger — In June 2009, shareholders of the Fund approved the merger of the Fund into RiverSource High Yield Bond Fund. The merger is expected to occur in the third quarter of 2009.

11.

Subsequent Events — Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through August 27, 2009, the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

26

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

	Six Months Ended 6/30/09
		Year Ended December 31,
Class A		2008	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$1.94	$3.17	$3.39	$3.31	$3.51	$3.55
Income (Loss) from Investment Operations:
Net investment income	0.11	0.22	0.25	0.21	0.24	0.27
Net realized and unrealized gain (loss) on investments	0.36	(1.18)	(0.22)	0.10	(0.19)	(0.04)
Total from Investment Operations	0.47	(0.96)	0.03	0.31	0.05	0.23
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.25)	(0.21)	(0.24)	(0.27)
Dividends in excess of net investment income	(0.02)	(0.05)	—	(0.02)	(0.01)	—	Ø
Total Distributions	(0.13)	(0.27)	(0.25)	(0.23)	(0.25)	(0.27)
Net Asset Value, End of Period	$2.28	$1.94	$3.17	$3.39	$3.31	$3.51
Total Return	24.64%	(32.24)%	0.81%	9.74%	1.57%	7.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$109,301	$84,812	$159,566	$183,042	$186,311	$222,827
Ratio of expenses to average net assets	1.73%†	1.47%	1.38%	1.34%	1.36%	1.28%
Ratio of net investment income to average net assets	10.70%†	7.92%	7.41%	6.42%	7.05%	7.78%
Portfolio turnover rate	55.63%	64.19%	77.94%	99.04%	79.90%	53.38%

See footnotes on page 30.

27

Financial Highlights (unaudited)

	Six Months Ended 6/30/09
		Year Ended December 31,
Class B		2008	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$1.94	$3.17	$3.39	$3.32	$3.52	$3.55
Income (Loss) from Investment Operations:
Net investment income	0.10	0.19	0.22	0.19	0.21	0.24
Net realized and unrealized gain (loss) on investments	0.36	(1.17)	(0.21)	0.09	(0.18)	(0.02)
Total from Investment Operations	0.46	(0.98)	0.01	0.28	0.03	0.22
Less Distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.22)	(0.19)	(0.21)	(0.24)
Dividends in excess of net investment income	(0.02)	(0.06)	(0.01)	(0.02)	(0.02)	(0.01)
Total Distributions	(0.12)	(0.25)	(0.23)	(0.21)	(0.23)	(0.25)
Net Asset Value, End of Period	$2.28	$1.94	$3.17	$3.39	$3.32	$3.52
Total Return	24.16%	(32.78)%	0.07%	8.62%	0.84%	6.53%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,676	$7,296	$22,760	$56,664	$122,052	$228,229
Ratio of expenses to average net assets	2.49%†	2.25%	2.13%	2.09%	2.11%	2.03%
Ratio of net investment income to average net assets	9.94%†	7.14%	6.66%	5.67%	6.30%	7.03%
Portfolio turnover rate	55.63%	64.19%	77.94%	99.04%	79.90%	53.38%

Class C
Per Share Data:
Net Asset Value, Beginning of Period	$1.94	$3.18	$3.40	$3.33	$3.52	$3.56
Income (Loss) from Investment Operations:
Net investment income	0.10	0.20	0.22	0.19	0.21	0.24
Net realized and unrealized gain (loss) on investments	0.37	(1.19)	(0.21)	0.09	(0.17)	(0.03)
Total from Investment Operations	0.47	(0.99)	0.01	0.28	0.04	0.21
Less Distributions:
Dividends from net investment income	(0.10)	(0.20)	(0.22)	(0.19)	(0.21)	(0.24)
Dividends in excess of net investment income	(0.02)	(0.05)	(0.01)	(0.02)	(0.02)	(0.01)
Total Distributions	(0.12)	(0.25)	(0.23)	(0.21)	(0.23)	(0.25)
Net Asset Value, End of Period	$2.29	$1.94	$3.18	$3.40	$3.33	$3.52
Total Return	24.69%	(33.02)%	0.07%	8.60%	1.13%	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$39,361	$33,069	$17,788	$26,742	$33,833	$48,012
Ratio of expenses to average net assets	2.48%†	2.19%	2.13%	2.09%	2.11%	2.03%
Ratio of net investment income to average net assets	9.95%†	7.20%	6.66%	5.67%	6.30%	7.03%
Portfolio turnover rate	55.63%	64.19%	77.94%	99.04%	79.90%	53.38%

See footnotes on page 30.

28

Financial Highlights (unaudited)

	Six Months Ended 6/30/09
Class R2 (formerly Class R prior to June 13, 2009)		Year Ended December 31,
		2008	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$1.94	$3.17	$3.39	$3.31	$3.51	$3.55
Income (Loss) from Investment Operations:
Net investment income	0.11	0.21	0.24	0.20	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.35	(1.18)	(0.22)	0.10	(0.19)	(0.02)
Total from Investment Operations	0.46	(0.97)	0.02	0.30	0.04	0.23
Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.24)	(0.20)	(0.23)	(0.25)
Dividends in excess of net investment income	(0.01)	(0.05)	—	(0.02)	(0.01)	(0.02)
Total Distributions	(0.12)	(0.26)	(0.24)	(0.22)	(0.24)	(0.27)
Net Asset Value, End of Period	$2.28	$1.94	$3.17	$3.39	$3.31	$3.51
Total Return	24.52%	(32.42)%	0.56%	9.48%	1.32%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,367	$3,677	$3,856	$1,468	$689	$720
Ratio of expenses to average net assets	1.98%†	1.72%	1.62%	1.59%	1.61%	1.53%
Ratio of net investment income to average net assets	10.45%†	7.67%	7.17%	6.17%	6.80%	7.53%
Portfolio turnover rate	55.63%	64.19%	77.94%	99.04%	79.90%	53.38%

See footnotes on page 30.

29

Financial Highlights (unaudited)

	Six Months Ended 6/30/09
Class R5 (formerly Class I prior to June 13, 2009)		Year Ended December 31,
		2008	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$1.94	$3.17	$3.39	$3.31	$3.51	$3.55
Income (Loss) from Investment Operations:
Net investment income	0.11	0.23	0.26	0.23	0.25	0.29
Net realized and unrealized gain (loss) on investments	0.36	(1.18)	(0.22)	0.10	(0.18)	(0.04)
Total from Investment Operations	0.47	(0.95)	0.04	0.33	0.07	0.25
Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.26)	(0.23)	(0.25)	(0.29)
Dividends in excess of net investment income	(0.02)	(0.05)	—	(0.02)	(0.02)	—	Ø
Total Distributions	(0.13)	(0.28)	(0.26)	(0.25)	(0.27)	(0.29)
Net Asset Value, End of Period	$2.28	$1.94	$3.17	$3.39	$3.31	$3.51
Total Return	24.83%	(31.99)%	1.18%	10.23%	2.01%	7.46%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$859	$5,562	$7,924	$6,879	$7,299	$6,500
Ratio of expenses to average net assets	1.30%†	0.89%	0.88%	0.85%	0.91%	0.85%
Ratio of net investment income to average net assets	11.13%†	8.50%	7.91%	6.92%	7.50%	8.21%
Portfolio turnover rate	55.63%	64.19%	77.94%	99.04%	79.90%	53.38%

† Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
Ø Less than + or – $0.005.
See Notes to Financial Statements.

30

Proxy Results

Shareholders of Seligman High-Yield Fund voted on a proposal to approve an Agreement and Plan of Reorganization at a Special Meeting of Shareholders held on June 2, 2009. Shareholders voted in favor of the proposal. The number of shares voted are as follows:

For	Against	Abstain
32,836,893.240	1,275,732.101	1,933,151.847

As a result of the approval of this proposal, the Fund will be merged into RiverSource High Yield Bond Fund. It is anticipated that the merger will occur in the third quarter of 2009.

31

Additional Fund Information

Fund Symbols		General Distributor	Important Telephone Number
Class A:	SHYBX	RiverSource Fund Distributors, Inc.	For Shareholder Services, Retirement
Class B:	SBBHX	50611 Ameriprise Financial Center	Plan Services or 24-Hour Automated
Class C:	SHCCX	Minneapolis, MN 55474	Telephone Access Services
Class R2:	SHYRX		(800) 221-2450
Transfer Agent
Manager		RiverSource Corporation
RiverSource Investments, LLC		734 Ameriprise Financial Center
200 Ameriprise Financial Center		Minneapolis, MN 55474
Minneapolis, MN 55474

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of the Series’ Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

32

[This Page Intentionally Left Blank.]

Go paperless —
sign up for E-Delivery
at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman High-Yield Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

TXHY3 06/08

Seligman
U.S. Government
Securities Fund*

* The Fund is expected to merge into RiverSource Short Duration U.S.

Government Fund in the third quarter of 2009.

Mid-Year Report

June 30, 2009

Seeking High Current

Income by Investing in

US Government Securities

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman U.S. Government Securities Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class R2 shares) as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% CDSC, charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class R2 (formerly Class R prior to June 13, 2009) shares do not have sales charges, and returns are calculated accordingly. Effective June 13, 2009, there is no longer a 1% CDSC for Class R2 shares.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.

2

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2009

	Average Annual

					Class R2

					Since

	Six	One	Five	Ten	Inception

	Months*	Year	Years	Years	4/30/03

Class A

With Sales Charge	(5.19)%	1.56%	2.69%	4.09%	n/a

Without Sales Charge	(0.41)	6.68	3.69	4.59	n/a

Class B

With CDSC†	(5.84)	0.87	2.53	n/a	n/a

Without CDSC	(0.93)	5.87	2.89	3.99 ‡	n/a

Class C

With 1% CDSC	(1.78)	4.87	n/a	n/a	n/a

Without CDSC	(0.79)	5.87	2.94	3.82	n/a

Class R2 (formerly Class R)	(0.54)	6.41	3.38	n/a	2.59%

Benchmarks**

Barclays Capital Government Bond Index	(3.17)	6.63	5.41	6.06	4.48 ††

Blended Index	(0.18)	8.14	5.73	6.20	4.89 ††

Lipper General US Government Funds Average	(0.97)	5.11	4.09	4.92	3.23 ††

Net Asset Value Per Share

	6/30/09	12/31/08	6/30/08

Class A	$7.23	$7.34	$6.94

Class B	7.24	7.36	6.95

Class C	7.24	7.35	6.95

Class R2	7.23	7.34	6.94

Durationøøø

June 30, 2009			4.7 years

Dividend Per Share and Yield Information
For Periods Ended June 30, 2009

Dividend Paidø	SEC 30-Day Yieldøø

$0.080	1.94%

0.052	1.29

0.052	1.28

0.070	1.83

See footnotes on page 4.

3

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**

The Barclays Capital Government Bond Index (the “Barclays Capital Index”), the Blended Index, and the Lipper General US Government Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes and sales charges. The Barclays Capital Index and the Blended Index also exclude the effect of expenses. The Lipper Average includes funds that invest at least 65% of their assets in US government and government agency issues. The Barclays Capital Index is a benchmark index made up of the Treasury Bond Index and the Agency Bond Index as well as the 1-3 Year Government Index and 20+ Year Treasury Index. The Blended Index is an index created by the Fund’s investment manager. The Blended Index consists of a 50% equal weighting in the Barclays Capital Index and the Barclays Capital Fixed-Rate Mortgage Backed Securities Index (the “Barclays Capital MBS Index”), which covers the fixed-rate agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). In the investment manager’s view, the Blended Index better represents the securities in which the Fund expects to invest since Fund shareholders approved amendments to the Fund’s principal investment strategies in October 2005. The Fund’s holdings, however, may not be evenly weighted among the securities covered by the Barclays Capital Index and Barclays Capital MBS Index, and the weighting of the Fund’s holdings may vary significantly among such securities. The Fund is actively managed and its holdings are subject to change. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% if you sell your shares within one year of purchase, and 2% for the five-year period.
††	From May 1, 2003.
‡	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
ø	Represents per share amount paid or declared for the six months ended June 30, 2009.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2009, has been computed in accordance with SEC regulations and will vary.
øøø	Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds.
The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time.

Composition of Net Assets

	Percent of Net Assets

	6/30/09	12/31/08

US Treasury Securities	31.2	28.9

US Government Agency Obligations	30.9	18.3

Mortgage-Backed Securities	47.5	45.7

Corporate Bonds	5.0	—

Asset-Backed Securities	0.3	—

Short-Term Holdings and Other Assets Less Liabilities	(14.9)	7.1

Total	100.0	100.0

4

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2009 and held for the entire six-month period ended June 30, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning		Ending	Expenses Paid	Ending	Expenses Paid

	Account	Annualized	Account	During Period	Account	During Period

	Value	Expense	Value	1/1/09 to	Value	1/1/09 to

	1/1/09	Ratio*	6/30/09	6/30/09**	6/30/09	6/30/09**

Class A	$1,000.00	1.59%	$995.90	$7.87	$1,016.91	$7.95

Class B	1,000.00	2.34	990.70	11.55	1,013.19	11.68

Class C	1,000.00	2.35	992.10	11.61	1,013.14	11.73

Class R2	1,000.00	1.85	994.60	9.15	1,015.62	9.25

*

Expenses of Class B, Class C and Class R2 (formerly Class R prior to June 13, 2009) shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges. Certain one-time non-recurring charges (see Note 4c of the Financial Statements) are not annualized.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2009 to June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

5

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount		Value
US Treasury Securities 31.2%

US Treasury Bonds:

2.625%, 6/30/2014	$1,210,000		$1,213,787

5.25%, 2/15/2029	2,475,000		2,783,603

5.375%, 2/15/2031	375,000		430,430

4.5%, 2/15/2036	585,000		602,641

US Treasury Inflation-Protected Securities:

2%, 1/15/2016	279,315		283,505

1.375%, 7/15/2018	247,198		239,627

2.375%, 1/15/2027	507,509		525,430

US Treasury Notes:

4.125%, 8/31/2012	1,830,000	†	1,965,534

4%, 2/15/2014	640,000		684,850

1.75%, 3/31/2014	1,420,000		1,373,407

1.875%, 4/30/2014	855,000		829,683

2.25%, 5/31/2014	1,335,000		1,317,058

2.625%, 2/29/2016	3,000,000	†	2,911,173

4.625%, 11/15/2016	1,000,000	†	1,089,062

2.75%, 2/15/2019	2,885,000	†	2,701,976

3.125%, 5/15/2019	965,000		933,338

US Treasury STRIPS Principal 6.5%, 11/15/2026*	2,400,000		1,098,811

Total US Treasury Securities (Cost $21,356,045)			20,983,915

US Government Agency ObligationsØ 30.9%

Fannie Mae:

3.25%, 8/12/2010	870,000		895,563

2%, 3/2/2011	665,000		669,833

4.75%, 11/19/2012	730,000		793,917

2.75%, 2/5/2014	820,000		820,163

5%, 2/13/2017	2,500,000	†	2,727,777

5%, 6/25/2025	2,000,000	†	2,054,517

6.5%, TBA 7/2009	3,000,000		3,195,000

Federal Home Loan Bank:

2.625%, 5/20/2011	2,565,000	†	2,614,746

3.625%, 10/18/2013	2,000,000		2,067,910

5%, 11/17/2017	500,000		532,057

Freddie Mac:

6%, 6/15/2011	500,000		545,056

5.5%, 8/20/2012	2,610,000	†	2,888,075

5%, 7/15/2014	900,000		986,299

Total US Government Agency Obligations (Cost $20,462,924)			20,790,913

Mortgage-Backed SecuritiesØØ 47.5%

Fannie Mae:Ø

4.5%, 12/1/2020#	889,606		921,539

4.849%, 11/1/2034#	973,257		1,004,774

4.736%, 8/1/2035#	1,224,876		1,249,963

See footnotes on page 8.

6

Portfolio of Investments (unaudited)
June 30, 2009

	Principal Amount or Shares		Value
Fannie Mae:Ø (continued)

5.5%, 2/1/2036	$1,898,724		$1,967,238

5.349%, 4/1/2036#	744,475		778,029

6.033%, 4/1/2036#	1,168,099		1,229,865

5.992%, 8/1/2036#	598,303		628,222

5.819%, 9/1/2037#	918,743		964,425

6.5%, 9/1/2037	1,904,773		2,025,097

6.5%, 12/1/2037	3,354,588		3,577,420

Freddie Mac:Ø

6.161%, 8/1/2036#	728,390		768,826

6.096%, 12/1/2036#	1,458,040		1,524,327

Freddie Mac Gold:Ø

5%, 5/1/2018	1,188,594		1,244,607

5.5%, 10/1/2018	1,032,536		1,089,584

7%, 4/1/2038	332,400		357,770

4.5%, TBA 7/2009	3,000,000		3,058,125

5.5%, TBA 7/2009	2,800,000		2,926,000

5.5%, TBA 7/2009	3,250,000		3,354,611

6%, TBA 7/2009	1,000,000		1,043,438

Ginnie Mae:Ø

5%, 5/20/2029	295,709		300,442

5.5%, 10/15/2035	1,485,727		1,540,165

Small Business Administration Partners 5.199%, 8/1/2012Ø	362,779		375,610

Total Mortgage-Backed Securities (Cost $30,462,958)			31,930,077

Corporate Bonds 5.0%

Bank of America 2.1%, 4/30/2012	825,000		826,257

Barclays Bank 2.7%, 3/5/2012	780,000		790,100

General Electric Capital 1.8%, 3/11/2011	1,030,000		1,039,287

JPMorgan Chase 1.65%, 2/23/2011	285,000		287,429

Kreditanstalt fuer Wiederaufbau 2.25%, 4/16/2012	395,000		398,697

Total Corporate Bonds (Cost $3,315,756)			3,341,770

Asset-Backed SecurityØØ 0.3% (Cost $193,720)

Bank of America Credit Card Trust 1.519%, 12/16/2013	200,000		199,461

Short-Term Holdings 4.8%

U.S. Government Agency Obligation 0.9%
Fannie Mae 3.255%, 6/9/2010Ø	580,000		594,416

Money Market Fund 3.9%

SSgA U.S. Treasury Money Market Fund	2,608,100	shs.	2,608,100

Total Short-Term Holdings (Cost $3,187,465)			3,202,516

Total Investments (Cost $78,978,868) 119.7%			80,448,652

Other Assets Less Liabilities (19.7)%			(13,212,311)

Net Assets 100.0%			$67,236,341

See footnotes on page 8.

7

Portfolio of Investments (unaudited)
June 30, 2009

*	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
ØØ

Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepay-downs from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2009.
†	All or part of the security is held as collateral for TBA securities. As of June 30, 2009, the value of securities held as collateral was $17,309,436.
TBA—To be announced.
See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)
June 30, 2009

Assets:

Investments, at value:

US Treasury securities (cost $21,356,045)	$20,983,915

Mortgage-backed securities (cost $30,462,958)	31,930,077

US Government agency obligations (cost $20,462,924)	20,790,913

Corporate bonds (cost $3,315,756)	3,341,770

Asset-backed security (cost $193,720)	199,461

Short-term holdings (cost $3,187,465)	3,202,516

Total investments (cost $78,978,868)	80,448,652

Interest and dividends receivable	531,274

Receivable for shares of Beneficial Interest sold	239,121

Other	43,798

Total Assets	81,262,845

Liabilities:

Payable for securities purchased	13,475,203

Payable for shares of Beneficial Interest repurchased	393,431

Accrued transfer agency fees	90,006

Distribution and service fees (12b-1) payable	31,400

Management fees payable	27,949

Accrued expenses and other	8,515

Total Liabilities	14,026,504

Net Assets	$67,236,341

Composition of Net Assets:

Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized; 9,296,653 shares outstanding):

Class A	$5,182

Class B	770

Class C	2,678

Class R2 (Note 1)	667

Additional paid-in capital	71,612,464

Dividends in excess of net investment income (Note 7)	(96,572)

Accumulated net realized loss (Note 7)	(5,758,632)

Net unrealized appreciation of investments	1,469,784

Net Assets	$67,236,341

Net Asset Value Per Share:

Class A ($37,451,278 ÷ 5,181,408 shares)	$7.23

Class B ($5,579,655 ÷ 770,297 shares)	$7.24

Class C ($19,385,137 ÷ 2,678,249 shares)	$7.24

Class R2 ($4,820,271 ÷ 666,699 shares)	$7.23

See Notes to Financial Statements.

9

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2009

Investment Income:

Interest	$1,348,660

Dividends	44

Total Investment Income	1,348,704

Expenses:

Transfer agency fees (Note 4c)	275,841

Distribution and service (12b-1) fees	204,053

Management fee	189,255

Registration	47,130

Custody and related services	21,616

Shareholder reports and communications	13,429

Trustees’ fees and expenses	6,033

Auditing and legal fees	3,707

Plan administration services fees - Class R2	584

Miscellaneous	2,948

Total Expenses	764,596

Net Investment Income	584,108

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	780,545

Net change in unrealized appreciation of investments	(2,068,524)

Net Loss on Investments	(1,287,979)

Decrease in Net Assets from Operations	$(703,871)

See Notes to Financial Statements.

10

Statements of Changes In Net Assets (unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

Operations:

Net investment income	$584,108	$1,698,426

Net realized gain on investments	780,545	1,857,879

Net change in unrealized appreciation of investments	(2,068,524)	2,454,089

Increase (Decrease) in Net Assets from Operations	(703,871)	6,010,394

Distributions to Shareholders:

Net investment income:

Class A	(386,674)	(1,132,757)

Class B	(43,595)	(148,122)

Class C	(116,347)	(234,492)

Class D	—	(109,184)

Class R2	(37,492)	(73,871)

Total	(584,108)	(1,698,426)

Dividends in excess of net investment income

Class A	(50,816)	(120,687)

Class B	(5,729)	(15,782)

Class C	(15,290)	(24,984)

Class D	—	(11,633)

Class R2	(4,927)	(7,870)

Total	(76,762)	(180,956)

Decrease in Net Assets from Distributions	(660,870)	(1,879,382)

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	8,436,569	14,518,267

Investment of dividends	625,304	1,624,673

Exchanged from associated funds	5,072,573	39,761,476

Total	14,134,446	55,904,416

Cost of shares repurchased	(13,430,480)	(26,915,633)

Exchanged into associated funds	(16,480,565)	(6,378,414)

Total	(29,911,045)	(33,294,047)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(15,776,599)	22,610,369

Proceeds from Regulatory Settlement (Note 9)	117,392	—

Increase (Decrease) in Net Assets	(17,023,948)	26,741,381

Net Assets:

Beginning of period	84,260,289	57,518,908

End of Period (net of dividends in excess of net investment income of $96,572 and $21,148, respectively)	$67,236,341	$84,260,289

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman U.S. Government Securities Fund (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”), which is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company (Note 11). The Fund offers the following four classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and are subject to a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans that have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but in the event of a plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman or RiverSource mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Trustees of the Series (the “Trustees”) approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class R2 (formerly Class R prior to June 13, 2009) shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis. There is no longer a 1% CDSC for Class R2 shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation and Risk — Investments in US Government and Government agency obligations are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-

12

Notes to Financial Statements (unaudited)

term holdings maturing in 60 days or less are valued at current market quotations or may be valued at amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 133”),” requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. The Fund has determined that SFAS 161 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

US government securities are subject to interest rate risk, prepayment risk, credit risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest.

b.

Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Fund segregates securities as collateral for its obligations to purchase TBA mortgage securities.

c.

Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction, with any gain or loss recognized at the time of each sale. The Fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

d.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2009, distribution and service (12b-1) fees, transfer agency fees and plan administration services fees were class-specific expenses.

e.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities for financial reporting purposes.

13

Notes to Financial Statements (unaudited)

	f.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

g.

Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

3.

Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” is as follows:

Valuation Inputs	Investment Category	Value

Level 1 – Quoted Prices in Active Markets for Identical Investments	Money Market Fund	$2,608,100

Level 2 – Other Significant Observable Inputs	All Others	77,840,552

Level 3 – Significant Unobservable Inputs		—

Total		$80,448,652

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.

Management and Administrative Services — RiverSource Investments, LLC (“RiverSource” or the “Manager”) receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the Fund’s average daily net assets.

Under an Administrative Services Agreement, Ameriprise Financial, Inc. (“Ameriprise”), the parent company of the Manager, administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise provides the Fund with office space, and certain administrative and other services and executive and other personnel as are necessary for Fund operations. Ameriprise pays all of the compensation of Trustees of the Fund who are employees or consultants of RiverSource and of the officers and other personnel of the Fund. Ameriprise reserves the right to seek approval of the Trustees to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise anticipates that any such increase in fees would be offset by decreases in advisory fees under the Investment Management Services Agreement and in certain other Fund expenses. If an increase in fees under the Administrative Services Agreement would not be offset by decreases in advisory fees and other expenses, the Fund will inform shareholders prior to the effectiveness of such increase.

b.

Distribution Services — The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with RiverSource Fund Distributors, Inc. (the “Distributor”), an affiliate of the Manager, and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2009, fees incurred under the Plan aggregated $51,730, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, and Class R2 shares (formerly Class R), service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class R2 shares for which the organizations are responsible; and, for Class C and Class R2 shares, fees for providing other

14

Notes to Financial Statements (unaudited)

distribution assistance of up to 0.75% and 0.25%, respectively on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares, and 0.50% per annum of average daily net assets of Class R2 shares amounted to $38,581, $102,052, and $11,690, respectively.

Sales charges received by the Distributor for distributing Fund shares were $37,291 for Class A, $8,550 for Class B and $1,420 for Class C for the six months ended June 30, 2009.

c.

Transfer Agency Services — Under a Transfer Agency Agreement, RiverSource Service Corporation (“RSC”), an affiliate of the Manager, maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays RSC an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. RSC also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Fund also pays RSC an annual asset-based fee at a rate of 0.05% of the Fund’s average daily net assets attributable to Class R2 (formerly Class R) shares. RSC charges an annual fee of $5 per inactive account, charged on a pro-rata basis for the 12-month period from the date the account becomes inactive.

RSC also charges an annual plan administration services fee at a rate of 0.25% of the average daily net assets of the Fund’s Class R2 shares for the provision of various administrative, recordkeeping, communications and educational services. For the period from June 15, 2009 to June 30, 2009, RSC charges for transfer agency and shareholder services and for plan administration services fees were $12,402 and $584, respectively.

Prior to June 15, 2009, Seligman Data Corp. (“SDC”), owned by certain associated investment companies, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. In January 2009, the Trustees approved the Fund’s termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RSC to provide shareholder servicing and transfer agency services. As a result of the Trustees’ termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC’s sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from January 1, 2009 to June 15, 2009, SDC charged the Fund $161,581 for shareholder account and transfer agency services in accordance with a methodology approved by the Series’ Trustees. Costs of SDC directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by SDC pursuant to a formula based on the Fund’s net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Seligman funds’ relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges were incurred over a period from January 28, 2009 to June 12, 2009, and amounted to $101,858, or 0.13% of the Fund’s average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are reported as transfer agency fees on the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $77,604 and is included in accrued transfer agency fees on the Statement of Assets and Liabilities.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Series to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Series’ total potential future obligation under the Guaranty over the life of the Guaranty is $498,900. The Fund would bear a portion of any payments made by the Series under the Guaranty. The Fund’s portion of the net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

15

Notes to Financial Statements (unaudited)

d.

Trustees’ Fees and Expenses — Trustees’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Fund’s proportionate share of certain expenses of a company providing limited administrative services to the Fund and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2009, the Fund paid $1,877 to this company for such services.

The Series has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman and RiverSource Groups of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balance thereof at June 30, 2009, of $1,426 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Certain officers and trustees of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RSC, and/or Seligman Data Corp.

5.

Committed Line of Credit — Effective June 17, 2009, the Fund became an additional borrower in a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent”), whereby the Fund may borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other Seligman and RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Until June 17, 2009, the Fund was a participant in a committed line of credit with a syndicate of banks, whereby the Fund was permitted to borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other Seligman funds, severally and not jointly, permitted collective borrowings up to $200 million. Interest was charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.50%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. The Fund had no borrowings during the six months ended June 30, 2009.

6.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency securities and short-term investments, for the six months ended June 30, 2009, amounted to $4,404,186 and $903,430, respectively. Purchase and sales of US Government and government agency securities were $134,534,709 and $143,169,267, respectively.

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2009, and will vary from the final tax information as of the Fund’s year end.

16

Notes to Financial Statements (unaudited)

At June 30, 2009, the cost of investments for federal income tax purposes was $79,054,877. The tax basis cost was greater than the cost for financial reporting purposes due to the deferral of losses on wash sales of $34,962 and the amortization of premium for financial reporting purposes of $41,047.

At June 30, 2009, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$2,052,240

Gross unrealized depreciation of portfolio securities	(658,465)

Net unrealized appreciation of portfolio securities	1,393,775

Capital loss carryforwards	(6,496,525)

Current period net realized gain	732,505

Total accumulated losses	$(4,370,245)

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $6,496,525, which are available for offset against future taxable net capital gains, with $2,553,158 expiring in 2012, $1,912,635 expiring in 2013, and $2,030,732 expiring in 2014. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There can be no assurance that the Fund will be able to utilize all of these capital loss carryforwards before they expire.

For the six months ended June 30, 2009 and the year ended December 31, 2008, all distributions to shareholders were ordinary income for tax purposes.

8.	Transactions in Shares of Beneficial Interest — Transactions in shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	411,322	$3,001,513	909,798	$6,426,560

Investment of distributions	56,261	408,998	150,292	1,054,586

Exchanged from associated funds	427,519	3,120,559	3,237,683	22,768,697

Converted from Class B*	140,048	1,019,885	288,533	2,029,969

Total	1,035,150	7,550,955	4,586,306	32,279,812

Cost of shares repurchased	(1,073,562)	(7,806,285)	(2,604,040)	(18,231,134)

Exchanged into associated funds	(1,482,862)	(10,778,141)	(510,632)	(3,577,014)

Total	(2,556,424)	(18,584,426)	(3,114,672)	(21,808,148)

Increase (decrease)	(1,521,274)	$(11,033,471)	1,471,634	$10,471,664

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	72,378	$532,652	144,180	$1,020,768

Investment of distributions	6,029	43,906	20,128	141,355

Exchanged from associated funds	69,832	510,483	958,803	6,752,264

Total	148,239	1,087,041	1,123,111	7,914,387

Cost of shares repurchased	(75,939)	(552,121)	(199,495)	(1,408,901)

Exchanged into associated funds	(377,593)	(2,748,131)	(97,394)	(685,996)

Converted to Class A*	(139,776)	(1,019,669)	(287,798)	(2,029,290)

Total	(593,308)	(4,319,921)	(584,687)	(4,124,187)

Increase (decrease)	(445,069)	$(3,232,880)	538,424	$3,790,200

See footnotes on page 18.

17

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	407,453	$2,969,947	352,507	$2,477,941

Investment of distributions	18,238	132,825	32,096	225,023

Exchanged from associated funds	180,603	1,319,875	1,124,403	7,911,952

Conversion from Class D**	—	—	1,722,582	12,075,298

Total	606,294	4,422,647	3,231,588	22,690,214

Cost of shares repurchased	(481,143)	(3,507,722)	(575,940)	(4,047,977)

Exchanged into associated funds	(390,866)	(2,851,231)	(272,956)	(1,916,690)

Total	(872,009)	(6,358,953)	(848,896)	(5,964,667)

Increase (decrease)	(265,715)	$(1,936,306)	2,382,692	$16,725,547

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	204,553	$1,441,119

Investment of distributions	—	—	17,454	122,831

Exchanged from associated funds	—	—	315,869	2,231,550

Total	—	—	537,876	3,795,500

Cost of shares repurchased	—	—	(321,774)	(2,271,590)

Exchanged into associated funds	—	—	(25,539)	(180,119)

Conversion to Class C**	—	—	(1,722,581)	(12,075,298)

Total	—	—	(2,069,894)	(14,527,007)

Decrease	—	—	(1,532,018)	$(10,731,507)

Class R2	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	265,563	$1,932,241	447,837	$3,151,200

Investment of distributions	5,425	39,575	11,530	80,878

Exchanged from associated funds	16,714	121,656	13,679	97,013

Total	287,702	2,093,472	473,046	3,329,091

Cost of shares repurchased	(214,883)	(1,564,352)	(136,565)	(956,031)

Exchanged into associated funds	(14,138)	(103,062)	(2,667)	(18,595)

Total	(229,021)	(1,667,414)	(139,232)	(974,626)

Increase	58,681	$426,058	333,814	$2,354,465

*

Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

**	Effective May 16, 2008, Class D shares converted to Class C shares.
†	January 1, 2008 to May 16, 2008, in the case of Class D shares.

9.

Proceeds from Regulatory Settlement — In May 2009, as a result of a settlement of an administrative proceeding brought by the SEC against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $117,392, which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

10.

Information Regarding Pending and Settled Legal Proceedings — In late 2003, J. & W. Seligman & Co. Incorporated (“JWS”), the Fund’s former manager, conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by

18

Notes to Financial Statements (unaudited)

JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was Seligman U.S. Government Securities Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance

19

Notes to Financial Statements (unaudited)

with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

11.

Fund Merger — In June 2009, shareholders of the Fund approved the merger of the Fund into RiverSource Short Duration U.S. Government Fund. It is anticipated that the merger will occur in the third quarter of 2009.

12.

Subsequent Events — Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through August 27, 2009, the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

20

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, fees or transaction costs on your investments or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

CLASS A

	Six Months

	Ended		Year Ended December 31,

	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.34		$6.95	$6.80	$6.89	$7.10	$7.23

Income (Loss) from Investment Operations:

Net investment income	0.07		0.18	0.26	0.24	0.20	0.19

Net realized and unrealized gain (loss) on investments	(0.11)		0.42	0.15	(0.09)	(0.20)	(0.11)

Total from Investment Operations	(0.04)		0.60	0.41	0.15	—	0.08

Less Distributions:

Dividends from net investment income	(0.07)		(0.18)	(0.26)	(0.24)	(0.20)	(0.19)

Dividends in excess of net investment income	(0.01)		(0.03)	—	—	(0.01)	(0.02)

Total Distributions	(0.08)		(0.21)	(0.26)	(0.24)	(0.21)	(0.21)

Proceeds from Regulatory Settlement	0.01	(1)	—	—	—	—	—

Net Asset Value, End of Period	$7.23		$7.34	$6.95	$6.80	$6.89	$7.10

Total Return	(0.41	)%(1)	8.76%	6.10%	2.33%	—%	1.09%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$37,451		$49,208	$36,335	$40,676	$44,402	$47,553

Ratio of expenses to average net assets	1.59	%†	1.46%	1.52%	1.42%	1.50%	1.31%

Ratio of net investment income to average net assets	1.98	%†	2.62%	3.80%	3.55%	2.90%	2.66%

Portfolio turnover rate	164.40%		327.26%	204.04%	347.09%	286.60%	133.02%

See footnotes on page 24.

21

Financial Highlights (unaudited)

CLASS B

	Six Months

	Ended		Year Ended December 31,

	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.36		$6.96	$6.82	$6.90	$7.12	$7.25

Income (Loss) from Investment Operations:

Net investment income	0.04		0.13	0.21	0.19	0.15	0.14

Net realized and unrealized gain (loss) on investments	(0.12)		0.43	0.14	(0.08)	(0.21)	(0.11)

Total from Investment Operations	(0.08)		0.56	0.35	0.11	(0.06)	0.03

Less Distributions:

Dividends from net investment income	(0.04)		(0.13)	(0.21)	(0.19)	(0.15)	(0.14)

Dividends in excess of net investment income	(0.01)		(0.03)	—	—	(0.01)	(0.02)

Total Distributions	(0.05)		(0.16)	(0.21)	(0.19)	(0.16)	(0.16)

Proceeds from Regulatory Settlement	0.01	(1)	—	—	—	—	—

Net Asset Value, End of Period	$7.24		$7.36	$6.96	$6.82	$6.90	$7.12

Total Return	(0.93	)%(1)	8.08%	5.15%	1.73%	(0.88)%	0.34%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,580		$8,941	$4,713	$7,619	$13,986	$24,045

Ratio of expenses to average net assets	2.34	%†	2.22%	2.28%	2.17%	2.26%	2.06%

Ratio of net investment income to average net assets	1.23	%†	1.86%	3.04%	2.80%	2.14%	1.91%

Portfolio turnover rate	164.40%		327.26%	204.04%	347.09%	286.60%	133.02%

See footnotes on page 24.

22

Financial Highlights (unaudited)

CLASS C

	Six Months

	Ended			Year Ended December 31,

	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.35		$6.96	$6.82	$6.90	$7.11	$7.25

Income (Loss) from Investment Operations:

Net investment income	0.04		0.13	0.21	0.19	0.15	0.14

Net realized and unrealized gain (loss) on investments	(0.11)		0.42	0.14	(0.08)	(0.20)	(0.12)

Total from Investment Operations	(0.07)		0.55	0.35	0.11	(0.05)	0.02

Less Distributions:

Dividends from net investment income	(0.04)		(0.13)	(0.21)	(0.19)	(0.15)	(0.14)

Dividends in excess of net investment income	(0.01)		(0.03)	—	—	(0.01)	(0.02)

Total Distributions	(0.05)		(0.16)	(0.21)	(0.19)	(0.16)	(0.16)

Proceeds from Regulatory Settlement	0.01	(1)	—	—	—	—	—

Net Asset Value, End of Period	$7.24		$7.35	$6.96	$6.82	$6.90	$7.11

Total Return	(0.79	)%(1)	7.94%	5.15%	1.84%	(0.74)%	0.20%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$19,385		$21,646	$3,906	$4,185	$6,016	$9,764

Ratio of expenses to average net assets	2.35	%†	2.22%	2.28%	2.17%	2.26%	2.06%

Ratio of net investment income to average net assets	1.22	%†	1.86%	3.04%	2.80%	2.14%	1.91%

Portfolio turnover rate	164.40%		327.26%	204.04%	347.09%	286.60%	133.02%

See footnotes on page 24.

23

Financial Highlights (unaudited)

CLASS R2 (formerly Class R prior to June 13, 2009)

	Six Months

	Ended		Year Ended December 31,

	6/30/09		2008	2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$7.34		$6.95	$6.81	$6.89	$7.10	$7.23

Income (Loss) from Investment Operations:

Net investment income	0.06		0.17	0.24	0.22	0.18	0.17

Net realized and unrealized gain (loss) on investments	(0.11)		0.41	0.14	(0.08)	(0.20)	(0.11)

Total from Investment Operations	(0.05)		0.58	0.38	0.14	(0.02)	0.06

Less Distributions

Dividends from net investment income	(0.06)		(0.17)	(0.24)	(0.22)	(0.18)	(0.17)

Dividends in excess of net investment income	(0.01)		(0.02)	—	—	(0.01)	(0.02)

Total Distributions	(0.07)		(0.19)	(0.24)	(0.22)	(0.19)	(0.19)

Proceeds from Regulatory Settlement	0.01	(1)	—	—	—	—	—

Net Asset Value, End of Period	$7.23		$7.34	$6.95	$6.81	$6.89	$7.10

Total Return	(0.54	)%(1)	8.50%	5.63%	2.21%	(0.25)%	0.82%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,820		$4,466	$1,905	$1,002	$671	$440

Ratio of expenses to average net assets	1.85	%†	1.72%	1.78%	1.67%	1.76%	1.56%

Ratio of net investment income to average net assets	1.72	%†	2.36%	3.54%	3.30%	2.64%	2.41%

Portfolio turnover rate	164.40%		327.26%	204.04%	347.09%	286.60%	133.02%

†	Annualized. the Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
(1)

In May 2009, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC. Excluding the effect of this item, total return for Class A, B, C and R2 would have been (0.57)%, (1.09)%, (0.95)% and (0.70)%, respectively (Note 9).

See Notes to Financial Statements.

24

Proxy Results

Shareholders of Seligman U.S. Government Securities Fund voted on a proposal to approve an Agreement and Plan of Reorganization at a Special Meeting of Shareholders held on June 29, 2009. Shareholders voted in favor of the proposal. The number of shares voted are as follows:

For	Against	Abstain

4,875,807.051	261,420.630	317,538.028

As a result of the approval of this proposal, the Fund will be merged into RiverSource Short Duration U.S. Government Fund. It is anticipated that the merger will occur in the third quarter of 2009.

25

Additional Fund Information

Fund Symbols		General Distributor	Important Telephone Number
Class A:	SUSGX	RiverSource Fund Distributors, Inc.	For Shareholder Services,
Class B:	SXGMX	50611 Ameriprise Financial Center	Retirement Plan Services,
Class C:	SGVCX	Minneapolis, MN 55474	or 24-Hour Automated
Class R2:	SGVRX		Telephone Access Services
(800) 221-2450
Transfer Agent
Manager		RiverSource Service Corporation
RiverSource Investments, LLC		734 Ameriprise Financial Center
200 Ameriprise Financial Center		Minneapolis, MN 55474
Minneapolis, MN 55474

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended December 31 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm
On March 11, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of the Series’ Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

26

[This Page Intentionally Left Blank.]

[This Page Intentionally Left Blank.]

[This Page Intentionally Left Blank.]

Go paperless —
sign up for E-Delivery
at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman U.S. Government Securities Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

TXUSG2 06/09

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	September 2, 2009

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.